Gain on Remeasurement of Financial Liability -DFA - Summary of Gain on Remeasurement of Financial Liability DFA (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Material income and expense [abstract]
Gain on remeasurement of financial liability - DFA	$ 0	$ 387	$ 12,302